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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachusetts   February 10, 2012
   -------------------------------    ---------------------   -----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 47
                                        --------------------

Form 13F Information Table Value Total: 3,319,713
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number        Name

    1         028-06536                   AEW Capital Management, Inc.
    ------        -----------------       -------------------------------------
    2         028-06808                   Natixis Global Asset Management, L.P.
    ------        -----------------       -------------------------------------
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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                   12/31/2011

                                                                                                             VOTING AUTHORITY
                               TITLE              VALUE     SH or    SH/  PUT/   INVESTMENT    OTHER   ----------------------------
       NAME OF ISSUER        OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  Call   DISCRETION   MANAGERS    SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities    COM       015271109  74,170    1,075,400  SH       Shared-Defined  01 02     836,800     -      238,600
American Assets Trust       COM       024013104  24,531    1,196,033  SH       Shared-Defined  01 02    1,008,411    -      187,622
American Campus Communities COM       024835100  23,770     566,500   SH       Shared-Defined  01 02     489,800     -       76,700
American Tower Corp.        COM       03027X100   1,020      17,000   SH       Shared-Defined  01 02      17,000     -            -
Avalon Bay Communities      COM       053484101  196,392   1,503,766  SH       Shared-Defined  01 02    1,182,897    -      320,869
Biomed Realty Trust Inc.    COM       09063H107  45,059    2,492,200  SH       Shared-Defined  01 02    2,103,900    -      388,300
Boston Properties Inc.      COM       101121101  212,955   2,138,100  SH       Shared-Defined  01 02    1,665,700    -      472,400
Brookfield Asset Mgmt Cl A  COM       112900105  13,479     490,500   SH       Shared-Defined  01 02     330,500     -      160,000
Brookfield Office
 Properties Inc.            COM       112900105  23,103    1,477,200  SH       Shared-Defined  01 02    1,226,500    -      250,700
Camden Property Trust       COM       133131102  53,775     864,000   SH       Shared-Defined  01 02     723,000     -      141,000
Campus Crest Communities
 Inc                        COM       13466Y105   7,740     769,400   SH       Shared-Defined  01 02     641,500     -      127,900
Coresite Realty Corp.       COM       21870Q105  10,068     565,000   SH       Shared-Defined  01 02     481,400     -       83,600
CubeSmart                   COM       229663109  13,708    1,288,300  SH       Shared-Defined  01 02    1,105,300    -      183,000
DCT Industrial Trust Inc.   COM       233153105   7,328    1,431,300  SH       Shared-Defined  01 02    1,193,400    -      237,900
DDR Corp                    COM       251591103  44,652    3,669,000  SH       Shared-Defined  01 02    3,088,000    -      581,000
Douglas Emmett Inc.         COM       25960P109    912       50,000   SH       Shared-Defined  01 02      50,000     -            -
Dupont Fabros Technology    COM       26613Q106  56,973    2,352,300  SH       Shared-Defined  01 02    2,003,600    -      348,700
Entertainment Pptys Trust   COM       29380T105  58,471    1,337,700  SH       Shared-Defined  01 02    1,070,000    -      267,700
Equity Lifestyle Properties COM       29472R108  45,823     687,100   SH       Shared-Defined  01 02     559,200     -      127,900
Equity Residential          COM       29476L107  236,777   4,151,800  SH       Shared-Defined  01 02    3,311,500    -      840,300
Essex Property Trust Inc    COM       297178105  21,428     152,500   SH       Shared-Defined  01 02     126,900     -       25,600
Extra Space Storage Inc.    COM       30225T102  52,487    2,166,200  SH       Shared-Defined  01 02    1,816,400    -      349,800
Federal Realty Invs Trust   COM       313747206  130,852   1,441,900  SH       Shared-Defined  01 02    1,111,600    -      330,300
First Potomac Realty Trust  COM       33610F109  30,237    2,317,000  SH       Shared-Defined  01 02    1,942,900    -      374,100
Forest City Enterprises -
 Class A                    COM       345550107  17,028    1,440,600  SH       Shared-Defined  01 02    1,196,100    -      244,500
HCP Inc.                    COM       40414L109  159,012   3,838,100  SH       Shared-Defined  01 02    3,038,900    -      799,200
Health Care Reit Inc.       COM       42217K106  24,991     458,300   SH       Shared-Defined  01 02     382,400     -       75,900
Host Hotels & Resorts       COM       44107P104  115,422   7,814,593  SH       Shared-Defined  01 02    6,164,293    -    1,650,300
Kilroy Realty Corp.         COM       49427F108  67,875    1,782,900  SH       Shared-Defined  01 02    1,498,900    -      284,000
Kite Realty Group           COM       49803T102  11,586    2,568,917  SH       Shared-Defined  01 02    2,244,767    -      324,150
Liberty Property Trust      COM       531172104  77,818    2,520,000  SH       Shared-Defined  01 02    1,942,900    -      577,100
Macerich Company (the)      COM       554382101  103,232   2,040,160  SH       Shared-Defined  01 02    1,668,235    -      371,925
Mid-America Apartment       COM       59522J103    338       5,400    SH       Shared-Defined  01 02      5,400      -            -
National Retail Properties  COM       637417106  20,706     784,900   SH       Shared-Defined  01 02     652,500     -      132,400
Omega Healthcare Investors  COM       681936100  46,461    2,401,100  SH       Shared-Defined  01 02    2,039,600    -      361,500
Pebblebrook Hotel Trust     COM       70509V100  22,540    1,175,200  SH       Shared-Defined  01 02     985,700     -      189,500
Piedmont Office Realty
 Trust                      COM       720190206  27,794    1,631,100  SH       Shared-Defined  01 02    1,272,400           358,700
ProLogis Inc                COM       74340W103  155,175   5,427,600  SH       Shared-Defined  01 02    4,305,700         1,121,900
Public Storage Inc.         COM       74460D109  209,368   1,557,100  SH       Shared-Defined  01 02    1,223,200    -      333,900

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
Ramco Gershenson Properties COM       751452202   7,006     712,700   SH       Shared-Defined  01 02     648,200     -       64,500
Regency Centers Corp.       COM       758849103  50,226    1,335,100  SH       Shared-Defined  01 02    1,127,200    -      207,900
Retail Opportunity
 Investments Corp.          COM       76131N101  24,122    2,037,300  SH       Shared-Defined  01 02    1,697,500    -      339,800
RLJ Lodging Trust           COM       74965L101  22,278    1,323,700  SH       Shared-Defined  01 02    1,137,800           185,900
Simon Property Group        COM       828806109  420,638   3,262,277  SH       Shared-Defined  01 02    2,593,239    -      669,038
Starwood Hotels & Resorts   COM       85590A401  51,213    1,067,600  SH       Shared-Defined  01 02     843,300     -      224,300
Ventas Inc.                 COM       92276F100  159,949   2,901,303  SH       Shared-Defined  01 02    2,284,403    -      616,900
Vornado Realty Trust        COM       929042109  139,226   1,811,428  SH       Shared-Defined  01 02    1,443,723    -      367,705
Column Totals                                   3,319,713 84,097,577                                   68,482,568    -   15,615,009